Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
21.	ADVERTISING EXPENSES

Advertising expenses incurred during the years ended
March 31, 2016,
2017
and
2018
related primarily to advertisements in magazines, journals and newspapers and amounted to
¥815,439
thousand,
¥953,632
thousand and
¥1,459,747
thousand, respectively.